COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17.                               COMMITMENTS AND CONTINGENCIES

Lease commitment

The Group has operating lease agreements for company-owned stores, warehouses and offices. Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2013 are as follows:

Years ending:	$

2014	3,624,455
2015	2,036,067
2016	1,334,342
2017	239,118
2018 and after	39,788
7,273,770

The Group is obligated to pay additional rentals that are contingent on the sales of certain of its retail stores.  Such rentals are expensed as incurred and have not been included above as such amounts cannot be determined until the contingencies have been resolved. Rental expenses were $11,097,836, $10,330,829 and $6,579,409 for the years ended December 31, 2011, 2012 and 2013, respectively, of which $924,349, $837,856 and $786,064 were contingent rentals, respectively.

Capital commitment

As of December 31, 2013, the Group had contracted for capital expenditures of $498,125. Such amounts are expected to be incurred during the year ending December 31, 2014.

Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on its business or financial condition.